Recent Accounting Pronouncements (Details) $ in Thousands	Dec. 31, 2020 USD ($) lease	Dec. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets (notes 2, 10 and 19)	$ 2,529	$ 19,560
ASU 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets (notes 2, 10 and 19)		19,600	$ 11,000
Carrying value of operating lease liabilities		$ 19,600	$ 11,000
Variable Interest Entity, Primary Beneficiary [Member] | ASU 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Finance leased assets, number of units | lease	14